UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06292
______________________________________________

UBS Investment Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: August  31

Date of reporting period: November  30, 2011

Item 1. Schedule of Investments

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

Security description	Shares	Value ($)

Common stocks — 71.16%

Aerospace & defense — 1.92%

BE Aerospace, Inc. *	1,800	70,110

General Dynamics Corp.	27,700	1,829,862

Textron, Inc.	85,600	1,663,208

The Boeing Co.	22,700	1,559,263

		5,122,443

Air freight & logistics — 1.35%

C.H. Robinson Worldwide, Inc.	25,700	1,760,707

FedEx Corp.	21,700	1,802,836

Hub Group, Inc., Class A *	1,800	53,604

		3,617,147

Auto components — 0.03%

Tenneco, Inc. *	3,200	92,672

Automobiles — 0.49%

General Motors Co. *	61,200	1,302,948

Beverages — 0.28%

PepsiCo, Inc.	10,300	659,200

The Boston Beer Co., Inc., Class A 1,*	1,000	99,910

		759,110

Biotechnology — 1.56%

Acorda Therapeutics, Inc. *	24,000	555,600

Alexion Pharmaceuticals, Inc. *	10,800	741,528

Amylin Pharmaceuticals, Inc. *	44,100	476,280

Gilead Sciences, Inc. *	18,100	721,285

Pharmasset, Inc. *	12,700	1,663,573

		4,158,266

Building products — 0.02%

A.O. Smith Corp.	1,400	54,964

Capital markets — 0.84%

Golub Capital BDC, Inc. [1]	3,500	56,000

Invesco Ltd.	36,700	743,175

Morgan Stanley	91,600	1,354,764

PennantPark Investment Corp.	7,300	77,380

		2,231,319

Chemicals — 2.59%

Celanese Corp., Series A	19,600	911,204

Cytec Industries, Inc.	1,700	80,172

Ecolab, Inc.	17,400	992,148

FMC Corp.	12,200	1,023,824

Monsanto Co.	10,300	756,535

The Dow Chemical Co.	47,200	1,307,912

The Sherwin-Williams Co.	21,100	1,832,113

		6,903,908

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

Security description	Shares	Value ($)

Common stocks — (continued)

Commercial banks — 1.10%

BBCN Bancorp, Inc. *	3,000	28,110

Center Financial Corp. *	11,700	86,229

City National Corp.	1,300	55,146

East West Bancorp, Inc.	4,300	84,151

Prosperity Bancshares, Inc.	1,700	67,983

U.S. Bancorp	37,300	966,816

Wells Fargo & Co.	63,400	1,639,524

		2,927,959

Commercial services & supplies — 0.04%

Innerworkings, Inc. 1,*	7,500	68,100

Interface, Inc., Class A	4,300	49,450

		117,550

Communications equipment — 3.01%

Aruba Networks, Inc. 1,*	1,900	40,090

Cisco Systems, Inc.	84,400	1,573,216

Finisar Corp. 1,*	2,600	47,944

NETGEAR, Inc. *	1,800	68,382

Nortel Networks Corp. *	25,433	412

QUALCOMM, Inc.	78,100	4,279,880

Riverbed Technology, Inc. *	77,500	2,015,000

		8,024,924

Computers & peripherals — 5.80%

Apple, Inc. *	25,700	9,822,540

EMC Corp. *	128,500	2,956,785

Hewlett-Packard Co.	46,000	1,285,700

NetApp, Inc. *	38,100	1,403,223

SMART Technologies, Inc., Class A *	5,700	25,821

		15,494,069

Construction & engineering — 0.01%

MasTec, Inc. *	2,500	40,025

Construction materials — 0.30%

Martin Marietta Materials, Inc. [1]	10,200	798,252

Diversified consumer services — 0.38%

Apollo Group, Inc., Class A *	19,900	964,752

Coinstar, Inc. 1,*	900	38,421

		1,003,173

Diversified financial services — 2.40%

Citigroup, Inc.	78,190	2,148,661

CME Group, Inc.	10,600	2,642,368

JPMorgan Chase & Co.	52,500	1,625,925

		6,416,954

Diversified telecommunication services — 0.74%

AT&T, Inc.	68,400	1,982,232

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

Security description	Shares	Value ($)

Common stocks — (continued)

Electric utilities — 0.83%

Edison International	31,200	1,226,472

NextEra Energy, Inc.	16,500	914,760

Unisource Energy Corp.	2,000	73,760

		2,214,992

Electrical equipment — 0.51%

Regal-Beloit Corp.	1,800	94,788

Roper Industries, Inc.	15,000	1,277,850

		1,372,638

Electronic equipment, instruments & components — 0.06%

Badger Meter, Inc. [1]	1,200	37,284

InvenSense, Inc. *	4,700	52,922

Rofin-Sinar Technologies, Inc. *	2,900	69,774

		159,980

Energy equipment & services — 3.84%

Baker Hughes, Inc.	37,400	2,042,414

Bristow Group, Inc.	1,100	50,666

Dawson Geophysical Co. *	1,900	66,272

Dril-Quip, Inc. *	1,200	85,356

Ensco PLC, ADR	21,800	1,132,946

FMC Technologies, Inc. *	47,100	2,466,156

McDermott International, Inc. *	142,400	1,610,544

Noble Corp. *	31,200	1,077,336

North American Energy Partners, Inc. *	9,400	65,048

Schlumberger Ltd.	20,200	1,521,666

TETRA Technologies, Inc. *	9,500	87,210

Willbros Group, Inc. *	9,200	35,604

		10,241,218

Food & staples retailing — 1.32%

CVS Caremark Corp.	62,100	2,411,964

The Kroger Co.	48,000	1,112,640

		3,524,604

Food products — 1.70%

Bunge Ltd.	11,200	700,000

Kellogg Co.	39,400	1,936,904

Kraft Foods, Inc., Class A	52,600	1,901,490

		4,538,394

Health care equipment & supplies — 1.13%

Baxter International, Inc.	12,100	625,086

CONMED Corp. *	2,200	57,838

Edwards Lifesciences Corp. *	17,800	1,175,334

Greatbatch, Inc. *	4,500	99,540

ICU Medical, Inc. *	1,500	66,015

Integra LifeSciences Holdings Corp. *	2,100	67,473

Medtronic, Inc.	19,500	710,385

STERIS Corp.	1,800	54,126

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

Security description	Shares	Value ($)

Common stocks — (continued)

Health care equipment & supplies — (concluded)

Synovis Life Technologies, Inc. *	4,600	86,664

The Cooper Cos., Inc.	1,100	67,386

		3,009,847

Health care providers & services — 1.94%

Express Scripts, Inc. *	64,400	2,939,860

HCA Holdings, Inc. *	30,400	741,152

Owens & Minor, Inc.	2,100	64,680

Patterson Cos., Inc.	1,700	51,289

PSS World Medical, Inc. *	3,000	73,140

UnitedHealth Group, Inc.	26,700	1,302,159

		5,172,280

Health care technology — 0.01%

ePocrates, Inc. 1,*	2,200	18,766

Hotels, restaurants & leisure — 3.38%

Carnival Corp.	28,400	942,880

Chipotle Mexican Grill, Inc. *	3,600	1,157,616

International Game Technology	33,700	574,922

Las Vegas Sands Corp. *	74,900	3,498,579

McDonald’s Corp.	27,700	2,645,904

O’Charley’s, Inc. *	8,400	54,096

Vail Resorts, Inc.	1,900	84,550

WMS Industries, Inc. *	3,400	71,298

		9,029,845

Household products — 0.81%

Central Garden and Pet Co., Class A *	4,500	39,960

Colgate-Palmolive Co.	22,000	2,013,000

Spectrum Brands Holdings, Inc. *	3,700	103,674

		2,156,634

Industrial conglomerates — 0.74%

Danaher Corp.	40,900	1,978,742

Insurance — 0.89%

ACE Ltd.	8,300	577,099

AFLAC, Inc.	21,300	925,272

MetLife, Inc.	24,900	783,852

Validus Holdings Ltd.	2,800	84,252

		2,370,475

Internet & catalog retail — 2.94%

Amazon.com, Inc. *	25,600	4,922,624

Priceline.com, Inc. *	6,000	2,915,340

		7,837,964

Internet software & services — 3.15%

Baidu, Inc., ADR *	17,500	2,292,325

Digital River, Inc. *	1,900	30,381

Google, Inc., Class A *	6,300	3,776,157

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

Security description	Shares	Value ($)

Common stocks — (continued)

Internet software & services — (concluded)

MercadoLibre, Inc.	13,900	1,218,891

SINA Corp. 1,*	15,500	1,024,240

ValueClick, Inc. *	4,100	63,386

		8,405,380

IT services — 2.49%

Fidelity National Information Services, Inc.	31,000	746,790

ServiceSource International, Inc. 1,*	59,800	797,732

Visa, Inc., Class A	52,700	5,110,319

		6,654,841

Life sciences tools & services — 1.21%

Agilent Technologies, Inc. *	71,000	2,662,500

Bio-Rad Laboratories, Inc., Class A *	5,900	556,370

		3,218,870

Machinery — 0.68%

CIRCOR International, Inc.	1,500	48,750

Greenbrier Cos., Inc. *	2,200	48,840

Illinois Tool Works, Inc.	36,300	1,649,472

Kaydon Corp.	1,900	60,002

		1,807,064

Media — 2.45%

Cinemark Holdings, Inc.	5,300	103,827

Comcast Corp., Class A	86,500	1,960,955

Discovery Communications, Inc., Class A *	32,100	1,347,558

ReachLocal, Inc. 1,*	3,700	29,970

Time Warner, Inc.	60,100	2,092,682

Valassis Communications, Inc. 1,*	3,600	69,156

Viacom, Inc., Class B	20,900	935,484

		6,539,632

Metals & mining — 0.26%

Alcoa, Inc.	70,400	705,408

Multiline retail — 0.35%

Kohl’s Corp.	17,200	925,360

Oil, gas & consumable fuels — 4.36%

Berry Petroleum Co., Class A	1,600	70,208

Concho Resources, Inc. *	24,100	2,449,042

CONSOL Energy, Inc.	33,800	1,407,432

EOG Resources, Inc.	26,300	2,728,362

EQT Corp.	25,600	1,587,456

Hess Corp.	26,700	1,607,874

Peabody Energy Corp.	21,900	859,137

Ultra Petroleum Corp. *	26,300	926,023

		11,635,534

Personal products — 1.21%

Prestige Brands Holdings, Inc. *	7,300	72,124

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

Security description	Shares	Value ($)

Common stocks — (continued)

Personal products — (concluded)

The Estee Lauder Cos., Inc., Class A	26,700	3,150,066

		3,222,190

Pharmaceuticals — 3.00%

Allergan, Inc.	35,500	2,972,060

Johnson & Johnson	17,100	1,106,712

Merck & Co., Inc.	37,900	1,354,925

Teva Pharmaceutical Industries Ltd., ADR	18,700	740,707

Watson Pharmaceuticals, Inc. *	28,200	1,822,284

		7,996,688

Real estate investment trusts — 0.34%

Annaly Capital Management, Inc.	38,400	617,088

Campus Crest Communities, Inc. [1]	10,300	103,824

Hudson Pacific Properties, Inc.	4,900	62,916

LaSalle Hotel Properties	2,300	53,843

Summit Hotel Properties, Inc.	8,300	69,886

		907,557

Road & rail — 0.80%

Hertz Global Holdings, Inc. *	91,000	1,029,210

Union Pacific Corp.	10,800	1,116,828

		2,146,038

Semiconductors & semiconductor equipment — 0.53%

Broadcom Corp., Class A *	24,100	731,315

Intersil Corp., Class A	61,600	654,808

ON Semiconductor Corp. *	3,400	25,602

		1,411,725

Software — 2.99%

Adobe Systems, Inc. *	66,900	1,834,398

Cadence Design Systems, Inc. *	6,200	67,828

NICE Systems Ltd., ADR *	1,500	50,370

Nuance Communications, Inc. *	2,600	63,908

Oracle Corp.	70,200	2,200,770

RealPage, Inc. *	1,800	45,054

Salesforce.com, Inc. *	16,200	1,918,404

Solera Holdings, Inc.	1,100	52,052

SS&C Technologies Holdings, Inc. *	4,100	65,805

Symantec Corp. *	98,200	1,605,570

Tangoe, Inc. *	3,300	44,814

Websense, Inc. *	1,800	32,598

		7,981,571

Specialty retail — 0.48%

Francesca’s Holdings Corp. 1,*	2,600	42,900

GameStop Corp., Class A 1,*	49,100	1,135,192

PetSmart, Inc.	1,400	67,550

The Children’s Place Retail Stores, Inc. *	900	48,483

		1,294,125

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

Security description	Shares	Value ($)

Common stocks — (concluded)

Textiles, apparel & luxury goods — 1.83%

Coach, Inc.	15,100	945,109

Liz Claiborne, Inc. 1,*	7,700	63,679

Movado Group, Inc.	3,900	61,347

Nike, Inc., Class B	18,200	1,750,476

Ralph Lauren Corp.	14,500	2,056,970

		4,877,581

Thrifts & mortgage finance — 0.03%

Brookline Bancorp, Inc.	8,900	71,556

Tobacco — 0.94%

Philip Morris International, Inc.	33,000	2,515,920

Trading companies & distributors — 0.05%

United Rentals, Inc. *	1,500	42,210

Watsco, Inc.	1,300	82,550

		124,760

Wireless telecommunication services — 1.05%

Crown Castle International Corp. *	66,300	2,805,816

Total common stocks (cost—$186,807,474)		189,921,910

Preferred stock — 0.00%

Consumer finance — 0.00%

Ally Financial, Inc. (cost—$98)[1,2,3]	5	3,503

Investment company—4.09%

UBS Credit Bond Relationship Fund 4,* (cost—$9,842,174)	731,029	10,906,081

	Number of warrants

Warrants* — 0.00%

Commercial banks — 0.00%

CMP Susquehanna Radio Holdings Corp.,
expires 03/23/19[5,6] (cost—$27)	2,665	27

	Face amount ($)

US government obligations—7.00%

US Treasury Bonds
3.750%, due 08/15/41	745,000	847,670

4.375%, due 05/15/41	1,280,000	1,615,200

US Treasury Notes
0.125%, due 09/30/13	2,065,000	2,060,321

0.250%, due 10/31/13	8,675,000	8,674,661

1.000%, due 10/31/16	1,485,000	1,490,105

1.875%, due 06/30/15	160,000	167,450

2.000%, due 11/15/21	3,845,000	3,820,969

Total US government obligations (cost—$18,623,884)		18,676,376

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Mortgage & agency debt securities — 6.74%

Federal Home Loan Mortgage Corporation Certificates,**
4.000%, due 05/01/23	337,658	353,814

4.000%, due 01/01/41	689,345	718,211

4.500%, due 06/01/41	135,977	143,260

5.000%, due 11/01/38	96,393	103,177

5.000%, due 04/01/39	100,000	107,069

5.500%, due 05/01/37	1,224,955	1,346,740

5.500%, due 08/01/40	90,503	98,370

6.000%, due 10/01/36	182,255	201,115

6.500%, due 08/01/28	276,172	314,799

3.500%, TBA	225,000	228,480

Federal National Mortgage Association Certificates,**
0.875%, due 08/28/14	980,000	984,157

1.625%, due 10/26/15	2,905,000	2,963,815

4.000%, due 07/01/40	516,423	539,053

4.000%, due 01/01/41	528,334	551,118

4.000%, due 02/01/41	201,791	210,651

4.000%, due 09/01/41	448,563	468,258

4.500%, due 02/01/39	198,951	210,582

4.500%, due 04/01/39	512,158	542,098

4.500%, due 07/01/39	328,153	347,337

4.500%, due 04/01/41	399,015	422,341

4.500%, due 06/01/41	555,979	588,481

4.500%, due 07/01/41	461,738	488,731

5.000%, due 09/01/39	623,108	672,776

5.000%, due 10/01/39	90,789	97,657

5.000%, due 05/01/40	111,643	120,159

5.000%, due 09/01/41	448,887	483,826

5.500%, due 08/01/39	453,798	501,148

6.000%, due 06/01/33	7,284	8,210

6.000%, due 08/01/37	257,571	285,337

7.000%, due 08/01/32	553,080	630,455

7.500%, due 02/01/33	8,715	10,185

4.500%, TBA	475,000	501,496

5.000%, TBA	1,200,000	1,287,938

Government National Mortgage Association Certificates,
6.500%, due 10/15/28	5,619	6,508

Government National Mortgage Association Certificates II,
4.000%, due 07/20/26	458,809	490,224

6.000%, due 11/20/28	2,478	2,802

6.000%, due 02/20/29	5,815	6,579

6.000%, due 02/20/34	853,570	962,560

Total mortgage & agency debt securities (cost—$17,362,228)		17,999,517

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)

Collateralized mortgage obligations — 0.13%

First Horizon Mortgage Pass-Through Trust,
Series 2004-FL1, Class 1A1
0.527%, due 02/25/35[7]	146,803	113,187

Holmes Master Issuer PLC,
Series 2011-1A, Class A2
1.753%, due 10/15/54[2,7]	225,000	224,008

Total collateralized mortgage obligations (cost—$371,803)		337,195

Commercial mortgage-backed securities — 0.95%

Banc of America Commercial Mortgage, Inc.,
Series 2007-4, Class AM
5.983%, due 02/10/51[7]	250,000	230,728

Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4,
5.720%, due 09/11/38[7]	300,000	331,632

Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM
6.206%, due 12/10/49[7]	275,000	248,220

FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A
2.980%, due 12/06/20[2]	296,922	307,534

Fosse Master Issuer PLC, Series 2011-1A, Class A2
1.805%, due 10/18/54[2,7]	250,000	249,058

Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444%, due 03/10/39	375,000	395,859

Series 2007-GG9, Class AM
5.475%, due 03/10/39	250,000	228,011

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class AM
5.464%, due 12/12/43	275,000	263,266

Morgan Stanley Dean Witter Capital I, Series 2002-IQ3, Class B
5.240%, due 09/15/37	100,000	99,377

Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B
5.790%, due 08/12/45[2,7]	200,000	188,942

Total commercial mortgage-backed securities (cost—$2,432,072)		2,542,627

Corporate bonds — 6.65%

Aerospace & defense — 0.01%

BE Aerospace, Inc.
6.875%, due 10/01/20	30,000	32,100

Airlines — 0.02%

AMGH Merger Sub, Inc.
9.250%, due 11/01/18[1,2]	25,000	24,813

Delta Air Lines, Inc.
12.250%, due 03/15/15[2,8]	30,000	31,800

		56,613

Automobile OEM — 0.06%

Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, due 06/15/19[1,2]	80,000	67,600

Ford Motor Co.
7.450%, due 07/16/31[1]	75,000	87,938

		155,538

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)

Corporate bonds — (continued)

Automotive parts — 0.04%

Meritor, Inc.
10.625%, due 03/15/18	30,000	28,387

Navistar International Corp.
8.250%, due 11/01/21	23,000	23,978

The Goodyear Tire & Rubber Co.
10.500%, due 05/15/16	42,000	46,095

		98,460

Banking-non-US — 0.25%

HBOS Capital Funding LP
6.071%, due 06/30/14[2,7,9]	65,000	39,650

HSBC Holdings PLC
4.875%, due 01/14/22	575,000	578,798

ING Groep N.V.
5.775%, due 12/08/15[7,9]	50,000	33,500

NB Capital Trust II
7.830%, due 12/15/26	25,000	22,625

		674,573

Banking-US — 0.43%

Bank of America Corp.
5.420%, due 03/15/17	300,000	269,740

BankAmerica Capital II
8.000%, due 12/15/26	25,000	23,250

CIT Group, Inc.
7.000%, due 05/01/15	80,000	80,000

Citigroup, Inc.
6.125%, due 05/15/18	150,000	156,261

Merrill Lynch & Co.
5.700%, due 05/02/17	105,000	94,751

Morgan Stanley MTN
6.625%, due 04/01/18	190,000	178,814

Washington Mutual, Inc.
5.500%, due 01/15/13[10]	585,000	585

Wells Fargo Bank N.A.
5.950%, due 08/26/36	310,000	311,086

Zions Bancorp.
5.500%, due 11/16/15	30,000	30,216

		1,144,703

Beverage/bottling — 0.06%

Anheuser-Busch InBev Worldwide, Inc.
4.125%, due 01/15/15	85,000	91,584

Constellation Brands, Inc.
8.375%, due 12/15/14	60,000	66,600

		158,184

Building materials — 0.01%

Hanson Ltd.
6.125%, due 08/15/16	40,000	40,000

Business services/office equipment — 0.05%

Harland Clarke Holdings
9.500%, due 05/15/15	45,000	33,300

West Corp.
7.875%, due 01/15/19	45,000	45,000

11.000%, due 10/15/16[1]	50,000	52,688

		130,988

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)

Corporate bonds — (continued)

Chemicals — 0.27%

Ashland, Inc.
9.125%, due 06/01/17	40,000	44,400

Celanese US Holdings LLC
5.875%, due 06/15/21	50,000	50,875

6.625%, due 10/15/18	25,000	26,125

CF Industries, Inc.
7.125%, due 05/01/20	145,000	170,737

Georgia Gulf Corp.
9.000%, due 01/15/17[2]	40,000	41,400

Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, due 02/01/18	25,000	22,563

Ineos Group Holdings PLC
8.500%, due 02/15/16[1,2]	30,000	23,400

The Dow Chemical Co.
4.125%, due 11/15/21	350,000	346,753

		726,253

Coal — 0.02%

Patriot Coal Corp.
8.250%, due 04/30/18	50,000	47,500

Commercial services — 0.01%

DynCorp International, Inc.
10.375%, due 07/01/17	20,000	17,400

Interactive Data Corp.
10.250%, due 08/01/18	5,000	5,325

		22,725

Consumer products-non durables — 0.08%

ACCO Brands Corp.
10.625%, due 03/15/15	25,000	27,688

Sealy Mattress Co.
10.875%, due 04/15/16[2]	9,000	9,810

Toys R US Property Co. II LLC
8.500%, due 12/01/17	75,000	76,687

Tupperware Brands Corp.
4.750%, due 06/01/21[2]	90,000	89,863

		204,048

Consumer services — 0.01%

Avis Budget Car Rental/Avis Budget Finance, Inc.
9.625%, due 03/15/18	20,000	20,150

Distribution/wholesale — 0.02%

McJunkin Red Man Corp.
9.500%, due 12/15/16	60,000	59,100

Diversified manufacturing — 0.04%

Bombardier, Inc.
7.500%, due 03/15/18[1,2]	20,000	21,250

7.750%, due 03/15/20[2]	25,000	26,750

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)

Corporate bonds — (continued)

Diversified manufacturing — (concluded)

SPX Corp.
7.625%, due 12/15/14	65,000	70,119

		118,119

Electric-generation — 0.19%

Calpine Construction Finance/CCFC Finance Corp.
8.000%, due 06/01/16[2]	50,000	53,125

Calpine Corp.
7.875%, due 07/31/20[2]	145,000	150,437

GenOn Energy, Inc.
9.500%, due 10/15/18[1]	100,000	101,000

Mirant Americas Generation LLC
9.125%, due 05/01/31	40,000	35,600

NRG Energy, Inc.
7.625%, due 05/15/19[2]	50,000	47,750

8.500%, due 06/15/19	15,000	14,925

The AES Corp.
8.000%, due 06/01/20	100,000	108,125

		510,962

Electric-integrated — 0.13%

DPL, Inc.
7.250%, due 10/15/21[2]	55,000	57,888

E.ON International Finance BV
5.800%, due 04/30/18[2]	80,000	92,003

Oncor Electric Delivery Co. LLC
6.800%, due 09/01/18	80,000	95,880

PPL WEM Holdings PLC
3.900%, due 05/01/16[2]	60,000	61,083

Texas Competitive Electric Holdings Co. LLC, Series A
10.250%, due 11/01/15[1,8]	75,000	27,750

		334,604

Electronics — 0.06%

Freescale Semiconductor, Inc.
9.250%, due 04/15/18[2]	25,000	26,063

10.750%, due 08/01/20	60,000	61,500

KEMET Corp.
10.500%, due 05/01/18	25,000	26,312

Sanmina-SCI Corp.
7.000%, due 05/15/19[2]	50,000	46,500

8.125%, due 03/01/16[1]	12,000	12,330

		172,705

Energy-exploration & production — 0.34%

Alta Mesa Holdings/Alta Mesa Finance Services Corp.
9.625%, due 10/15/18	100,000	95,750

Berry Petroleum Co.
6.750%, due 11/01/20	50,000	49,750

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)

Corporate bonds — (continued)

Energy-exploration & production — (concluded)

Connacher Oil and Gas Ltd.
8.500%, due 08/01/19[1,2]	50,000	38,500

Denbury Resources, Inc.
8.250%, due 02/15/20	25,000	27,156

9.750%, due 03/01/16	75,000	82,687

Forest Oil Corp.
7.250%, due 06/15/19	75,000	74,250

8.500%, due 02/15/14	30,000	32,250

Helix Energy Solutions
9.500%, due 01/15/16[2]	100,000	104,000

Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[2]	25,000	25,750

8.000%, due 02/15/20[2]	20,000	21,050

Linn Energy LLC/Linn Energy Finance Corp.
7.750%, due 02/01/21	50,000	50,000

Plains Exploration & Production Co.
10.000%, due 03/01/16	55,000	62,150

Quicksilver Resources, Inc.
7.125%, due 04/01/16	50,000	48,500

11.750%, due 01/01/16	30,000	33,750

Range Resources Corp.
5.750%, due 06/01/21	25,000	26,688

7.250%, due 05/01/18	25,000	26,750

SandRidge Energy, Inc.
8.750%, due 01/15/20	45,000	44,100

9.875%, due 05/15/16[2]	45,000	46,350

Swift Energy Co.
7.875%, due 03/01/22[2]	25,000	24,500

		913,931

Energy-independent — 0.11%

Chesapeake Energy Corp.
6.625%, due 08/15/20	24,000	24,840

9.500%, due 02/15/15	115,000	129,375

Comstock Resources, Inc.
8.375%, due 10/15/17	5,000	4,900

Encore Acquisition Co.
9.500%, due 05/01/16	30,000	33,075

Gulfmark Offshore, Inc.
7.750%, due 07/15/14[8]	40,000	40,000

Key Energy Services, Inc.
6.750%, due 03/01/21	75,000	74,156

		306,346

Energy-integrated — 0.10%

ConocoPhillips
6.500%, due 02/01/39	200,000	258,865

Energy-oilfield services — 0.04%

Cie Generale de Geophysique-Veritas
7.750%, due 05/15/17	35,000	34,825

Expro Finance Luxembourg SCA
8.500%, due 12/15/16[2]	75,000	64,500

		99,325

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)

Corporate bonds — (continued)

Energy-refining & marketing — 0.07%

Tesoro Corp.
9.750%, due 06/01/19	55,000	61,394

Valero Energy Corp.
6.625%, due 06/15/37	110,000	115,341

		176,735

Entertainment — 0.05%

AMC Entertainment, Inc.
8.750%, due 06/01/19	40,000	40,400

WMG Acquisition Corp.
9.500%, due 06/15/16	100,000	105,000

		145,400

Environmental — 0.01%

Casella Waste Systems, Inc.
11.000%, due 07/15/14	25,000	27,000

Finance-noncaptive consumer — 0.01%

Residential Capital LLC
9.625%, due 05/15/15	25,000	15,063

Finance-noncaptive diversified — 0.14%

Ally Financial, Inc.
6.750%, due 12/01/14	100,000	98,000

8.000%, due 03/15/20	35,000	34,519

8.300%, due 02/12/15	125,000	126,562

E*Trade Financial Corp.
12.500%, due 11/30/17[11]	63,000	71,190

JPMorgan Chase & Co.
5.600%, due 07/15/41	50,000	52,519

		382,790

Finance-other — 0.35%

Ford Motor Credit Co. LLC
12.000%, due 05/15/15	275,000	334,678

FTI Consulting, Inc.
6.750%, due 10/01/20	25,000	25,219

General Electric Capital Corp.
2.950%, due 05/09/16	135,000	135,199

General Electric Capital Corp. MTN
3.350%, due 10/17/16	125,000	126,489

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.000%, due 01/15/18	25,000	25,500

International Lease Finance Corp.
7.125%, due 09/01/18[2]	100,000	102,000

8.625%, due 09/15/15[8]	105,000	104,737

SquareTwo Financial Corp.
11.625%, due 04/01/17	75,000	71,250

		925,072

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)

Corporate bonds — (continued)

Food — 0.08%

Michael Foods, Inc.
9.750%, due 07/15/18	50,000	51,500

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
10.625%, due 04/01/17[1]	55,000	56,925

Smithfield Foods, Inc.
10.000%, due 07/15/14	22,000	25,190

Tyson Foods, Inc.
10.500%, due 03/01/14	35,000	40,338

Viskase Cos., Inc.
9.875%, due 01/15/18[2]	40,000	39,900

		213,853

Food-wholesale — 0.04%

ARAMARK Corp.
8.500%, due 02/01/15	85,000	87,125

US Foodservice
8.500%, due 06/30/19[1,2]	25,000	23,750

		110,875

Gaming — 0.23%

Boyd Gaming Corp.
9.125%, due 12/01/18[1]	100,000	91,500

Caesars Entertainment Operating Co., Inc.
5.625%, due 06/01/15[1]	75,000	43,500

10.000%, due 12/15/15	35,000	29,138

11.250%, due 06/01/17	55,000	57,200

Marina District Finance Co., Inc.
9.500%, due 10/15/15[1]	100,000	91,000

MGM Resorts International
10.000%, due 11/01/16[1]	85,000	87,975

11.125%, due 11/15/17	35,000	39,156

Shingle Springs Tribal Gaming Authority
9.375%, due 06/15/15[2]	75,000	41,625

Tunica-Biloxi Gaming Authority
9.000%, due 11/15/15[2]	40,000	39,600

Yonkers Racing Corp.
11.375%, due 07/15/16[2]	80,000	81,000

		601,694

Gas distributors — 0.07%

Ferrellgas Partners LP
8.625%, due 06/15/20	26,000	24,830

9.125%, due 10/01/17	60,000	61,800

Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, due 03/15/18	110,000	107,250

		193,880

Gas pipelines — 0.28%

Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
8.750%, due 06/15/18[2]	25,000	25,750

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)

Corporate bonds — (continued)

Gas pipelines — (concluded)

Crosstex Energy LP/Crosstex Energy Finance Corp.
8.875%, due 02/15/18	80,000	85,200

Energy Transfer Partners LP
7.500%, due 07/01/38	75,000	84,611

Kinder Morgan Energy Partners LP
6.500%, due 09/01/39	150,000	160,226

NuStar Logistics LP
7.650%, due 04/15/18	140,000	166,020

Sonat, Inc.
7.000%, due 02/01/18	150,000	153,205

Trans-Canada Pipelines Ltd.
7.625%, due 01/15/39	60,000	83,102

		758,114

Health care — 0.27%

Capella Healthcare, Inc.
9.250%, due 07/01/17	10,000	9,888

Carriage Services, Inc.
7.875%, due 01/15/15	20,000	20,000

CHS/Community Health Systems, Inc.
8.000%, due 11/15/19[1,2]	25,000	24,250

8.875%, due 07/15/15[1]	31,000	31,852

ExamWorks Group, Inc.
9.000%, due 07/15/19[2]	70,000	62,475

HCA, Inc.
7.500%, due 02/15/22	100,000	98,500

8.500%, due 04/15/19	25,000	27,000

Multiplan, Inc.
9.875%, due 09/01/18[2]	125,000	124,687

Prospect Medical Holdings, Inc.
12.750%, due 07/15/14	40,000	42,000

Radiation Therapy Services, Inc.
9.875%, due 04/15/17	25,000	18,750

Tenet Healthcare Corp.
6.875%, due 11/15/31	50,000	39,125

UnitedHealth Group, Inc.
5.800%, due 03/15/36	150,000	169,911

US Oncology, Inc.
9.125%, due 08/15/17[12]	30,000	300

Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.000%, due 02/01/18	50,000	47,500

		716,238

Home construction — 0.01%

Standard Pacific Corp.
10.750%, due 09/15/16	25,000	25,500

Toll Brothers Finance Corp.
8.910%, due 10/15/17[1]	10,000	11,481

		36,981

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)

Corporate bonds — (continued)

Housewares — 0.01%

Libbey Glass, Inc.
10.000%, due 02/15/15	23,000	24,495

Industrial-other — 0.02%

Belden, Inc.
9.250%, due 06/15/19	20,000	21,000

RBS Global, Inc./Rexnord LLC
8.500%, due 05/01/18	30,000	30,750

		51,750

Insurance-life — 0.12%

American General Institutional Capital A
7.570%, due 12/01/45[2]	100,000	93,000

American International Group, Inc.
8.175%, due 05/15/58[7]	100,000	88,250

Prudential Financial, Inc. MTN,
Series C
5.400%, due 06/13/35	50,000	45,472

Series D
6.100%, due 06/15/17	85,000	92,090

		318,812

Insurance-multiline — 0.05%

Glen Meadow Pass-Through Trust
6.505%, due 02/12/67[2,7]	60,000	43,875

ING Capital Funding Trust III, Series 9
3.969%, due 12/30/11[7,9]	15,000	10,728

Lincoln National Corp.
7.000%, due 05/17/66[7]	80,000	71,400

		126,003

Insurance-personal & casualty — 0.05%

Liberty Mutual Group, Inc.
7.800%, due 03/15/37[2]	25,000	21,625

10.750%, due 06/15/58[2,7]	70,000	84,350

XL Group PLC, Series E
6.500%, due 04/15/17[7,9]	50,000	38,750

		144,725

Internet software & services — 0.03%

Equinix, Inc.
8.125%, due 03/01/18	75,000	79,875

Investments & miscellaneous financial services — 0.03%

Tomkins LLC/Tomkins, Inc.
9.000%, due 10/01/18[8]	63,000	68,040

Leisure — 0.02%

Brunswick Corp.
11.250%, due 11/01/16[2]	15,000	17,400

Royal Caribbean Cruises Ltd.
7.500%, due 10/15/27	40,000	39,200

		56,600

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)

Corporate bonds — (continued)

Lodging — 0.07%

Diamond Resorts Corp.
12.000%, due 08/15/18	125,000	118,438

Felcor Lodging LP
6.750%, due 06/01/19	25,000	23,250

Host Hotels & Resorts LP
9.000%, due 05/15/17	40,000	43,900

		185,588

Machinery-agriculture & construction — 0.07%

Case New Holland, Inc.
7.875%, due 12/01/17	55,000	60,225

Caterpillar, Inc.
3.900%, due 05/27/21	115,000	122,993

		183,218

Media-broadcast/outdoor — 0.04%

Clear Channel Communications, Inc.
10.750%, due 08/01/16	85,000	53,550

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
8.875%, due 04/15/17	25,000	25,250

XM Satellite Radio, Inc.
13.000%, due 08/01/13[2]	25,000	28,250

		107,050

Media-cable — 0.14%

Cablevision Systems Corp.
8.625%, due 09/15/17	50,000	52,250

CSC Holdings LLC
8.625%, due 02/15/19	25,000	27,875

DISH DBS Corp.
7.750%, due 05/31/15	50,000	52,750

7.875%, due 09/01/19	120,000	127,200

Time Warner Cable, Inc.
6.750%, due 07/01/18	100,000	116,253

		376,328

Media-diversified — 0.02%

Entravision Communications Corp.
8.750%, due 08/01/17	50,000	48,875

Media-non cable — 0.07%

Gannett Co., Inc.
8.750%, due 11/15/14	25,000	26,563

Intelsat Jackson Holdings SA
7.250%, due 10/15/20[2]	75,000	71,437

LIN Television Corp.
8.375%, due 04/15/18	25,000	25,250

Nielsen Finance LLC/Nielsen Finance Co.
11.625%, due 02/01/14	13,000	14,820

Sinclair Television Group
9.250%, due 11/01/17[2]	20,000	21,450

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)

Corporate bonds — (continued)

Media-non cable — (concluded)

Univision Communications, Inc.
8.500%, due 05/15/21[2]	50,000	41,250

		200,770

Media-publishing — 0.02%

Cengage Learning Acquisitions, Inc.
10.500%, due 01/15/15[2,8]	40,000	29,000

The McClatchy Co.
11.500%, due 02/15/17	35,000	32,463

		61,463

Metals & mining — 0.31%

CONSOL Energy, Inc.
8.000%, due 04/01/17	45,000	47,925

Mirabela Nickel Ltd.
8.750%, due 04/15/18[1,2]	75,000	66,750

Murray Energy Corp.
10.250%, due 10/15/15[2]	125,000	123,437

Novelis, Inc.
8.375%, due 12/15/17	50,000	52,000

Peabody Energy Corp.
7.375%, due 11/01/16	50,000	54,125

Ryerson, Inc.
12.000%, due 11/01/15[8]	105,000	105,263

Teck Resources Ltd.
6.250%, due 07/15/41	125,000	135,866

Tube City IMS Corp.
9.750%, due 02/01/15	50,000	50,375

Vale Overseas Ltd.
4.625%, due 09/15/20	100,000	100,029

6.875%, due 11/21/36	90,000	98,365

		834,135

Packaging & containers — 0.09%

Berry Plastics Corp.
8.250%, due 11/15/15[1]	30,000	31,800

9.500%, due 05/15/18	50,000	47,812

Graphic Packaging International, Inc.
9.500%, due 06/15/17	5,000	5,450

Owens-Brockway Glass Container, Inc.
7.375%, due 05/15/16	100,000	108,000

Sealed Air Corp.
8.375%, due 09/15/21[2]	40,000	42,700

		235,762

Paper & forest products — 0.06%

Boise Paper Holdings LLC/Boise Finance Co.
9.000%, due 11/01/17	15,000	16,125

Georgia-Pacific LLC
8.250%, due 05/01/16[2]	50,000	54,953

8.875%, due 05/15/31	35,000	47,238

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)

Corporate bonds — (continued)

Paper & forest products — (concluded)

Mercer International, Inc.
9.500%, due 12/01/17	35,000	35,175

		153,491

Pharmaceuticals — 0.12%

Aristotle Holding, Inc.
4.750%, due 11/15/21[2]	50,000	50,513

6.125%, due 11/15/41[2]	75,000	77,984

Mylan, Inc.
7.625%, due 07/15/17[2]	50,000	53,125

Teva Pharmaceutical Finance Co. BV
2.400%, due 11/10/16	100,000	100,305

Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21	25,000	24,570

Warner Chilcott Co. LLC/ Warner Chilcott Finance LLC
7.750%, due 09/15/18	25,000	24,437

		330,934

Railroads — 0.08%

Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	85,000	109,605

Norfolk Southern Corp.
3.250%, due 12/01/21	50,000	49,703

Union Pacific Corp.
5.780%, due 07/15/40	55,000	65,344

		224,652

Real estate investment trusts — 0.09%

CB Richard Ellis Services, Inc.
11.625%, due 06/15/17	50,000	57,125

Developers Diversified Realty Corp.
9.625%, due 03/15/16	70,000	80,564

DuPont Fabros Technology LP
8.500%, due 12/15/17	75,000	79,125

ERP Operating LP
4.750%, due 07/15/20	35,000	35,271

		252,085

Retail-department — 0.04%

JC Penney Corp., Inc.
7.125%, due 11/15/23	60,000	60,300

Macy’s Retail Holdings, Inc.
6.375%, due 03/15/37	35,000	38,681

		98,981

Retail-restaurants — 0.02%

Landry’s Restaurants, Inc.
11.625%, due 12/01/15	55,000	57,338

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)

Corporate bonds — (continued)

Retail-specialty — 0.24%

Burlington Coat Factory
10.000%, due 02/15/19[1,2]	100,000	96,250

Ingles Markets, Inc.
8.875%, due 05/15/17	70,000	74,200

Limited Brands, Inc.
8.500%, due 06/15/19	45,000	51,975

Michaels Stores, Inc.
7.750%, due 11/01/18	25,000	24,438

11.375%, due 11/01/16[1]	50,000	52,500

Petco Animal Supplies, Inc.
9.250%, due 12/01/18[1,2]	60,000	63,450

QVC, Inc.
7.125%, due 04/15/17[2]	20,000	20,950

7.500%, due 10/01/19[2]	75,000	79,687

Rite Aid Corp.
10.375%, due 07/15/16	60,000	63,750

SUPERVALU, Inc.
8.000%, due 05/01/16	35,000	35,087

YCC Holdings LLC/Yankee Finance, Inc.
10.250%, due 02/15/16[11]	75,000	65,625

		627,912

Software/services — 0.02%

MedAssets, Inc.
8.000%, due 11/15/18	50,000	49,000

Steel producers/products — 0.05%

AK Steel Corp.
7.625%, due 05/15/20[1]	50,000	45,500

Severstal Columbus LLC
10.250%, due 02/15/18	50,000	51,500

US Steel Corp.
7.375%, due 04/01/20[1]	50,000	47,563

		144,563

Support-services — 0.02%

The Hertz Corp.
7.375%, due 01/15/21	50,000	49,500

Technology-hardware — 0.07%

CDW LLC/CDW Finance Corp.
12.535%, due 10/12/17	50,000	49,500

Jabil Circuit, Inc.
8.250%, due 03/15/18	25,000	28,375

Seagate HDD Cayman
7.750%, due 12/15/18[2]	100,000	103,000

		180,875

Technology-software — 0.05%

Eagle Parent, Inc.
8.625%, due 05/01/19[2]	5,000	4,638

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)

Corporate bonds — (continued)

Technology-software — (concluded)

First Data Corp.
9.875%, due 09/24/15[1]	75,000	68,062

11.250%, due 03/31/16[1]	25,000	20,375

Unisys Corp.
12.750%, due 10/15/14[2]	25,000	28,281

		121,356

Telecom-satellite — 0.03%

Intelsat Bermuda Ltd.
11.250%, due 02/04/17	75,000	69,000

Telecom-wireless — 0.11%

Clearwire Communications LLC/Clearwire Finance, Inc.
12.000%, due 12/01/15[2]	25,000	21,125

Cricket Communications, Inc.
7.750%, due 05/15/16	50,000	49,875

SBA Telecommunications, Inc.
8.250%, due 08/15/19	75,000	80,719

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, due 04/30/18[2]	100,000	100,000

Wind Acquisition Finance SA
11.750%, due 07/15/17[2]	40,000	34,500

		286,219

Telecom-wirelines — 0.10%

BellSouth Corp.
6.875%, due 10/15/31	65,000	77,101

PAETEC Holding Corp.
9.875%, due 12/01/18	65,000	70,363

Verizon Communications, Inc.
6.100%, due 04/15/18	100,000	118,207

		265,671

Telephone-integrated — 0.22%

Frontier Communications Corp.
7.875%, due 04/15/15	30,000	29,775

8.250%, due 04/15/17	75,000	73,031

Level 3 Financing, Inc.
9.250%, due 11/01/14	41,000	41,769

10.000%, due 02/01/18	50,000	51,250

Sprint Capital Corp.
6.875%, due 11/15/28	50,000	34,875

8.750%, due 03/15/32	80,000	62,200

Sprint Nextel Corp.
6.000%, due 12/01/16	50,000	39,875

8.375%, due 08/15/17	75,000	64,312

9.000%, due 11/15/18[2]	25,000	25,188

Virgin Media Finance PLC
8.375%, due 10/15/19	100,000	107,000

Virgin Media Secured Finance PLC
6.500%, due 01/15/18	50,000	52,750

		582,025

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)

Corporate bonds — (concluded)

Textile/apparel — 0.01%

Quiksilver, Inc.
6.875%, due 04/15/15	25,000	23,250

Theaters & entertainment — 0.00%

Production Resource Group, Inc.
8.875%, due 05/01/19[2]	15,000	13,275

Tobacco — 0.10%

Altria Group, Inc.
9.950%, due 11/10/38	60,000	84,341

Philip Morris International, Inc.
4.375%, due 11/15/41	200,000	191,402

		275,743

Transportation services — 0.10%

ERAC USA Finance Co.
7.000%, due 10/15/37[2]	115,000	131,612

Marquette Transportation Co./Marquette Transportation Finance Corp.
10.875%, due 01/15/17	50,000	49,000

Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.625%, due 11/01/17	75,000	57,000

Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. 8.875%, due 11/01/17	30,000	29,100

		266,712

Total corporate bonds (cost—$18,266,283)		17,765,558

Non-US government obligation — 0.04%

Colombia Government International Bond
4.375%, due 07/12/21 (cost—$99,611)	100,000	104,250

Repurchase agreement — 2.99%

Repurchase agreement dated 11/30/11 with State Street Bank & Trust Co., 0.010% due 12/01/11, collateralized by $4,701,962 Federal Home Loan Mortgage Corp. obligations, 4.500% due 01/15/14, $907,066 US Treasury Bills, zero coupon due 12/29/11 and $1,846,436 US Treasury Notes, 3.125% due 05/15/21; (value—$8,133,585); proceeds: $7,974,002 (cost—$7,974,000)	7,974,000	7,974,000

Investment of cash collateral from securities loaned — 1.66%	Shares

Money market fund — 1.66%

UBS Private Money Market Fund LLC [4] (cost—$4,430,535)	4,430,535	4,430,535

Total investments (cost—$266,210,189)[13] — 101.41%	270,661,579

Liabilities in excess of other assets — (1.41)%	(3,760,479)

Net assets — 100.00%	266,901,100

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$16,307,660
Gross unrealized depreciation	(11,856,270)

Net unrealized appreciation	$4,451,390

*	Non-income producing security.

**	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Security, or portion thereof, was on loan at November 30, 2011.

[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.65% of net assets as of November 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	Cumulative preferred stock. The next call date is 12/31/11.

[4]	Investment in affiliated investment company. The table below details the Fund’s transaction activity in affiliated issuers for the three months ended November 30, 2011. The advisor earns a management fee from UBS Credit Bond Relationship Fund and UBS Private Money Market Fund LLC.

		Purchases	Sales		Change in net
		during the	during		unrealized		Net income earned
		three	the three	Net realized	appreciation/		from affiliate for the
	Value at	months ended	months ended	gain/loss	(depreciation)	Value at	three months ended
Security description	8/31/2011 ($)	11/30/11 ($)	11/30/11 ($)	11/30/11 ($)	11/30/11 ($)	11/30/11 ($)	11/30/11 ($)

UBS Credit Bond Relationship Fund	10,951,259	—	—	—	(45,178)	10,906,081	—

UBS Private Money Market Fund LLC	11,342,957	16,932,648	23,845,070	—	—	4,430,535	213

[5]	Illiquid security representing less than 0.005% of net assets as of November 30, 2011.

[6]	Security is being fair valued by a valuation committee under the direction of the board of trustees.

[7]	Variable or floating rate security. The interest rate shown is the current rate as of November 30, 2011 and changes periodically.

[8]	Step bond that converts to the noted fixed rate at a designated future date.

[9]	Perpetual bond security. The maturity date reflects the next call date.

[10]	Bond interest in default.

[11]	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

[12]	Security called in full on February 16, 2011. Position represents remaining escrow balance expected to be received upon finalization of call premium.

[13]	Includes $4,488,612 of investments in securities on loan, at value plus accrued interest and dividends, if any.

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

Futures contracts14

Number of		Expiration		Current	Unrealized
contracts		date	Cost ($)	value ($)	depreciation ($)

US Treasury futures buy contracts:
34	Ultra Long-Term US Treasury Bond Futures	March 2012	5,368,866	5,284,875	(83,991)

			Proceeds ($)

Index futures sell contracts:
560	S&P 500 E-Mini Index Futures	December 2011	33,188,740	34,888,000	(1,699,260)

					(1,783,251)

[14]	Restricted cash of $3,136,046 has been delivered to broker as initial margin for futures contracts.

ADR	American Depositary Receipt

FDIC	Federal Deposit Insurance Corporation

MTN	Medium Term Note

OEM	Original Equipment Manufacturer

REMIC	Real Estate Mortgage Investment Conduit

TBA	(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

The Fund calculates its net asset value based on the current value for its portfolio securities. The Fund normally obtains values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market close, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expediant within Accounting Standards Codification Topic 820, investment in non-registered investment companies are also valued at the daily net asset value. Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, swaps are valued at fair value as determined in good faith by or under the direction of the Board.

US generally accepted accounting principles (“GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements (“ASU 2010-06”).” ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which have been implemented for annual and interim periods beginning after December 15, 2010.

In April 2011, FASB issued Account Standards Update No. 2011-03 (“ASU 2011-03”) which relates to the accounting for repurchase agreements and similar agreements, including mortgage dollar rolls, that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. ASU 2011-03 is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the implications of this change and its impact on the financial statements.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosure about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of November 30, 2011 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for identical	Other significant	Unobservable
	investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Common stocks	189,921,910	—	—	189,921,910

Preferred stock	—	3,503	—	3,503

Investment company	—	10,906,081	—	10,906,081

Warrants	—	—	27	27

US government obligations	—	18,676,376	—	18,676,376

Mortgage & agency debt securities	—	17,999,517	—	17,999,517

Collateralized mortgage obligations	—	337,195	—	337,195

Commercial mortgage-backed securities	—	2,542,627	—	2,542,627

Corporate bonds	—	17,765,558	—	17,765,558

Non-US government obligation	—	104,250	—	104,250

Repurchase agreement	—	7,974,000	—	7,974,000

Investment of cash collateral from securities loaned	—	4,430,535	—	4,430,535

Futures contracts	(1,783,251)	—	—	(1,783,251)

Total	188,138,659	80,739,642	27	268,878,328

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three months ended November 30, 2011:

	Preferred
	stock ($)	Warrants ($)	Total ($)

Beginning balance	23	27	50

Purchases	—	—	—

Sales	(23,320)	—	(23,320)

Accrued discounts/(premiums)	—	—	—

Total realized gain/(loss)	23,297	—	23,297

Net change in unrealized appreciation/depreciation	—	—	—

Transfers into Level 3	—	—	—

Transfers out of Level 3	—	—	—

Ending balance	—	27	27

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at November 30, 2011 was $0.

UBS U.S. Allocation Fund
Schedule of investments — November 30, 2011 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)

United States	94.3

Cayman Islands	1.3

Panama	0.9

United Kingdom	0.7

Switzerland	0.6

Curacao	0.6

Bermuda	0.6

Canada	0.5

Israel	0.3

Luxembourg	0.1

Ireland	0.1

Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated August 31, 2011.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 30, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 30, 2012